CONTINGENCIES (Tables)	12 Months Ended
Dec. 29, 2018
CONTINGENCIES
Costs of environmental liabilities with remediation

(In millions)	2018	2017

Balance at beginning of year	$21.1	$21.3
Acquisitions	–	3.0
Charges, net of reversals	3.9	2.8
Payments	(5.0)	(6.0)

Balance at end of year	$20.0	$21.1